OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

January 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Limited-Term Bond Fund (002-76645; 811-03430)

Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Oppenheimer Limited-Term Bond Fund (the “Registrant”). This filing contains exhibits of interactive data related to certain updated risk/return summary information that was filed in the Registrant’s prospectus pursuant to rule 497 on January 2, 2019 (SEC Accession No. 0000728889-19-000013).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Adrienne Ruffle

Vice President and Senior Associate General Counsel

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

212.323.5231

aruffle@ofiglobal.com

Sincerely,

/s/ Phyllis Doherty
Phyllis Doherty
Senior Paralegal

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document